Income Taxes - Components of Net Deferred Taxes (Details) - Noble Finance Company [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred Tax Assets, Net [Abstract]
Deferred tax assets	$ 1,952,700	$ 222,125
Less: valuation allowance	(1,899,092)	(191,835)
Net deferred tax assets	53,608	30,290
Deferred tax liabilities
Deferred tax liabilities	(21,396)	(38,891)
Net deferred tax assets (liabilities)	(32,212)	(8,601)
United States
Deferred Tax Assets, Net [Abstract]
Net operating loss carry forwards	3,485	79,047
Disallowed interest deduction carryforwards	0	62,337
Deferred pension plan amounts	3,427	10,568
Accrued expenses not currently deductible	5,780	5,625
Other	121	3,178
Deferred tax liabilities
Excess of net book basis over remaining tax basis	0	(30,349)
Contract asset	(10,067)	0
Deferred revenue	(3,438)	0
Other	(1,116)	(1,796)
Non-United States
Deferred Tax Assets, Net [Abstract]
Net operating loss carry forwards	1,013,281	47,187
Transition attribute	888,962	0
Tax credits carryover	23,849	0
Disallowed interest deduction carryforwards	13,625	13,625
Deferred pension plan amounts	0	558
Accrued expenses not currently deductible	170	0
Deferred tax liabilities
Excess of net book basis over remaining tax basis	(690)	(5,474)
Contract asset	(4,173)	0
Other	$ (1,912)	$ (1,272)